UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



        Report for the Calendar Year or Quarter Ended September 30, 2006

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Wilson Capital Management LLC

Address:  237 Park Avenue, Suite 900
          New York, New York 10017


13F File Number: 28-11737

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:     David S. Wilson
Title:    Managing Member
Phone:    (212) 692-6320


Signature, Place and Date of Signing:

/s/ David S. Wilson              New York, New York         November 9, 2006
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                   [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:       0
                                        ----

Form 13F Information Table Entry Total:  29
                                        ----

Form 13F Information Table Value Total: $86, 108
                                        --------
                                       (thousands)


List of Other Included Managers:  NONE

                                                     FORM 13F INFORMATION TABLE
COLUMN 1                             COLUMN  2     COLUMN 3    COLUMN 4      COLUMN 5       COLUMN 6   COLUMN 7      COLUMN 8

                                     TITLE                     VALUE    SHRS OR  SH/ PUT/   INVESTMENT  OTHER     VOTING AUTHORITY
NAME OF ISSUER                       OF CLASS      CUSIP      (X$1000)  PRN AMT  PRN CALL   DISCRETION  MGRS     SOLE   SHARED NONE
--------------                       --------      -----      --------  -------  --- ----   ----------  ----     ----   ------ ----
AMERICAN AXLE & MFG HLDGS IN         COM           024061103   1,836     110,000 SH         SOLE        NONE     110,000
CARTER INC                           COM           146229109   2,006      76,000 SH         SOLE        NONE      76,000
CELANESE CORP                        COM SER A     150870103   2,857     159,600 SH         SOLE        NONE     159,600
CHAMPION ENTERPRISES INC             COM           158496109   3,496     506,600 SH         SOLE        NONE     506,600
CHAPARRAL STEEL CO                   COM           159423102   5,037     147,900 SH         SOLE        NONE     147,900
CLEAR CHANNEL COMMUNICATIONS         COM           184502102   3,525     122,200 SH         SOLE        NONE     122,200
COMCAST CORP-CL A                    CL A          20030N101   4,391     119,000 SH         SOLE        NONE     119,000
CYTYC CORP                           COM           232946103   1,520      62,100 SH         SOLE        NONE      62,100
EAGLE MATERIALS INC                  COM           26969P108   3,604     107,000 SH         SOLE        NONE     107,000
ENERGEN CORP                         COM           29265N108   2,906      69,400 SH         SOLE        NONE      69,400
GENCORP INC                          COM           368682100   2,856     222,400 SH         SOLE        NONE     222,400
GENERAL ELECTRIC                     COM           369604103   4,268     120,900 SH         SOLE        NONE     120,900
IHOP CORP                            COM           449623107   2,837      61,200 SH         SOLE        NONE      61,200
INFRASOURCE SERVICES INC             COM           45684P102   3,647     207,800 SH         SOLE        NONE     207,800
JB HUNT TRANSPORT SERVICES INC       COM           445658107   2,312     111,300 SH         SOLE        NONE     111,300
MAGNA ENTERTAINMENT CORP             CL A          559211107   2,231     475,700 SH         SOLE        NONE     475,700
MERCER INTERNATIONAL INC             SH BEN INT    588056101   2,496     264,400 SH         SOLE        NONE     264,400
OLD DOMINION FREIGHT LINE INC        COM           679580100   2,036      67,800 SH         SOLE        NONE      67,800
OREGON STEEL MILLS INC               COM           686079104   3,025      61,900 SH         SOLE        NONE      61,900
QUANTA SERVICES INC                  COM           74762E102   4,873     289,000 SH         SOLE        NONE     289,000
REPUBLIC AIRWAYS HOLDINGS INC        COM           760276105   3,258     209,909 SH         SOLE        NONE     209,909
SOUTHWESTERN ENERGY CO               COM           845467109   2,390      80,000 SH         SOLE        NONE      80,000
SWIFT TRANSPORTATION CO INC          COM           870756103   1,668      70,300 SH         SOLE        NONE      70,300
THOR INDS INC                        COM           885160101   1,235      30,000 SH         SOLE        NONE      30,000
TOLL BROTHERS INC                    COM           889478103   2,544      90,600 SH         SOLE        NONE      90,600
TRANSWITCH CORP                      COM           894065101   1,445   1,025,047 SH         SOLE        NONE   1,025,047
TRINITY INDUSTRIES INC               COM           896522109   3,984     123,850 SH         SOLE        NONE     123,850
WABTEC                               COM           929740108   3,795     139,900 SH         SOLE        NONE     139,900
WASHINGTON GROUP INTERNATIONAL INC   COM NEW       938862208   4,031      68,500 SH         SOLE        NONE      68,500
                                                              86,108




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